Income and social contribution taxes (Tables)	6 Months Ended
Jun. 30, 2018
Income and social contribution taxes [Abstract]
Reconciliation of income and social contribution taxes expenses and accounting profit or loss
Tax legislation in Brazil requires that income and social contribution tax returns be filed and paid by each legal entity on a separate basis.

	Six months period ended at June 30,
	2018	2017
Loss before income and social contribution taxes	(22,368)	(273,905)
Statutory rate	34%	34%
Income and social contribution taxes at the statutory rate	7,605	93,128
Tax effect on:
Share of profit of an associate	(197)	795
Permanent differences - non-deductible expenses	(1,896)	(23,800)
Permanent differences - tax benefit of goodwill	22,091	6,246
Permanent differences - taxable profit computed as a percentage of gross revenue	4,460	1,403
Temporary differences - deferred tax of revenues from government entities	13,144	6,985
Temporary differences - non-recognized	(21,140)	31,045
Incentive reserve	34	48
Tax loss for the year not recognized	(49,599)	(108,687)
Use of tax benefit of tax income and social contribution tax losses against PERT, PRT and REFIS "COPA" (see Note 14).	(87,829)	370,116
Others	2,410	-
Total	(110,917)	377,279

Current	(26,390)	(4,279)
Deferred	(84,527)	381,558

Effective income tax rate	496%	138%

Deferred taxes
	June 30, 2018	December 31, 2017
Assets
Income and social contribution tax effect on:
Other temporarily non-deductible provisions	6,707	-
Sundry provisions	-	44
Total assets	6,707	44

	June 30, 2018	December 31, 2017
Liabilities
Income and social contribution tax effect on:
Appreciation of property, plant and equipment	14,660	15,438
Customer relationship and license	10,052	10,975
Business combination/goodwill	91,024	91,024
Government entities (a)	25,319	19,591
Total Liabilities	141,055	137,028

(a)
The amount relates to deferral of income until its realization. According to current legislation, the portion of income proportional to revenue considered in profit or loss and not received may be excluded from the calculation.

Changes in deferred income tax
Changes in deferred income tax are as follows:

	December 31, 2017	Additions	IFRS 9	Write-offs	Tax Amnesty Program (a)	PRT Note 14(a)	June 30, 2018	Impact on profit or loss
Deferred income tax assets	44	6,707	-	(44)	(82,079)	(5,750)	6,707	(87,829)
Deferred income tax liabilities	(137,028)	(6,707)	(622)	3,302	-	-	(141,055)	3,302
Effect on deferred profit or loss								(84,527)

	December 31, 2016	Additions	Write-offs	Tax Amnesty Program (a)	Offsetting	June 30, 2017	Impact on profit or loss
Deferred income tax assets	41,057	370,116	(3,304)	(370,116)	-	37,652	366,812
Deferred income tax liabilities	(175,556)	14,746	-	-	2,057	(162,867)	14,746
Effect on deferred profit or loss							381,558

(a)
On June 29, 2018, the Company changed the plan for payment of eligible taxes to the Tax Amnesty Program ("PRT") of its subsidiary Cavo, due to the consolidation of the tax debts allowed by the Receita Federal do Brasil ("RFB"). The Company has not used R$ 82,079 of tax losses. The remaining tax losses were reversed at June 30, 2018.

Income and social contribution tax loss carryforwards not recognized
Income and social contribution tax loss carryforwards not recognized are as follows:

	June 30, 2018	December 31, 2017
Total income and social contribution tax loss carryforwards (a)	1,111,125	708,639

(a)	In accordance with the Brazilian tax legislation, tax loss carryforwards can be used to offset up to 30% of taxable profit for the year and do not expire.

Changes in income and social contribution tax losses
Changes in income and social contribution tax losses are as follows:

	Six months ended June 30,
	2018	2017
Balance at the beginning of the period	708,639	1,453,249
Income and social contribution tax losses for the year	145,958	353,330
Use of REFIS base	241,401
Use of PERT base	15,127	(1,097,635)
Other		(916)
Balance at the end of the period	1,111,125	708,028